Capital structure and financial items -Distributions to shareholders - Distribution to shareholders (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year	kr 9,613	kr 8,021	kr 7,570
Dividend for prior year	15,690	13,496	12,551
Share repurchases for the year	24,086	19,447	16,855
Total	kr 49,389	kr 40,964	kr 36,976